Share Capital and Reserves (Schedule of Share Purchase Warrant Activities) (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at December 31, 2017	8,187,939	11,823,000
Exercised	(2,448,916)	(3,777,161)
Expired	(105,612)	(430,400)
Outstanding at December 31, 2017	9,251,640	8,187,939
Weighted average exercise price outstanding at December 31, 2017 | $	$ 0.98	$ 0.84
Exercised | $	0.92	0.86
Expired | $	2.57	1.28
Weighted average exercise price outstanding at December 31, 2017 | $	$ 1.43	$ 0.98
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at December 31, 2017		7,594,248
Exercised	(218,700)	(7,468,804)
Expired		(125,444)
Replacement warrants issued	218,700
Outstanding at December 31, 2017
Weighted average exercise price outstanding at December 31, 2017 | $		$ 1
Exercised | $	1.15	1
Expired | $	1.15	1
Weighted average exercise price outstanding at December 31, 2017 | $